Retirement Benefit Plans - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Percentage of monthly pension contributions	6.00%	6.00%
Pension costs	$ 188,141	$ 6,123	$ 214,599	$ 217,186
Expected contribution to defined benefit plans			595,871
Expected contribution to defined benefit plans in 2023	547,179	17,806
Defined benefit obligation, pension payments			26,144
Pension plans for executive managers [member]
Disclosure of defined benefit plans [line items]
Pension costs	7,735	252	32,836	11,184
Accrued pension liabilities	381,512		369,999		$ 12,415
Gains (losses) on remeasurements of defined benefit plans	$ (3,778)	$ (123)	$ (17,292)	$ 279
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	6 years	6 years	9 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Average duration of the defined benefit obligation	13 years	13 years	16 years